May 23, 2005

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD WHITEHALL FUNDS (THE TRUST)
     FILE NO.  33-64845
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Commissioners:

Enclosed is the 24th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Whitehall Funds (the "Trust"). The purposes of this Amendment are to: (1) amendments to Vanguard Selected Value Fund's investment advisory arrangements (Vanguard Selected Value Fund is a series of the Trust) ; and (2) effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on July 25, 2005. Within the next 60 days, we will also be submitting a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on July 25, 2005.

Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:      Christian Sandoe, Esq.
         U.S. Securities and Exchange Commission